Note 8 - Borrowings (Details) (USD $)	1 Months Ended
	May 31, 2013	Nov. 30, 2011	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2008
Note 8 - Borrowings (Details) [Line Items]
Percentage of Assets Federal Home Loan Bank Advances Limit			35.00%
Securities Sold under Agreements to Repurchase			$ 10,000,000	$ 10,000,000
Available-for-sale Securities Pledged as Collateral			12,600,000	12,100,000
Federal Home Loan Bank [Member]
Note 8 - Borrowings (Details) [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity			95,800,000
Federal Reserve Bank Borrowings [Member]
Note 8 - Borrowings (Details) [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity			29,000,000
Long-term Line of Credit			0	3,000,000
Mortgage Loans Free of Other Pledges Liens and Encumbrances [Member]
Note 8 - Borrowings (Details) [Line Items]
Federal Home Loan Bank Percentage of Fair Value of Collateral			80.00%
Investment Securities Free of Other Pledges Liens and Encumbrances [Member]
Note 8 - Borrowings (Details) [Line Items]
Federal Home Loan Bank Percentage of Fair Value of Collateral			95.00%
Barclays Capital Inc [Member]
Note 8 - Borrowings (Details) [Line Items]
Securities Sold under Agreements to Repurchase					30,000,000
Assets Sold under Agreements to Repurchase, Interest Rate					2.65%
Repayments of Lines of Credit	$ 15,000,000	$ 5,000,000